Average Annual Total Returns - INVESCO Technology Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Investor Class InceptionDate	Investor Class 1Year	Investor Class 5Years	Investor Class 10Years	Investor Class Return After Taxes on Distributions 1Year	Investor Class Return After Taxes on Distributions 5Years	Investor Class Return After Taxes on Distributions 10Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years		NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes) 1Year	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes) 5Years	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Science & Technology Funds Index 1Year	Lipper Science & Technology Funds Index 5Years	Lipper Science & Technology Funds Index 10Years
Total	Mar. 28, 2002	37.95%	19.81%	14.54%	Feb. 14, 2000	43.81%	20.25%	14.50%	Oct. 03, 2008	46.27%	21.47%	15.47%	Jan. 19, 1984	46.06%	21.28%	15.28%	43.50%	19.27%	13.48%	28.66%	16.79%	12.17%	Dec. 21, 1998	46.44%	21.69%	15.77%	Apr. 04, 2017	46.49%	21.55%	[1]	15.36%	[1]	44.92%	22.12%	18.46%	50.55%	25.21%	18.24%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class.